Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Leases
9.
Leases

Operating Leases

As of September 30, 2024, the Company leases office space in Dallas, TX, Davis and Sacramento, CA, as well as additional buildings, land and equipment. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these short-term leases on a straight-line basis. The Company subleases the Davis office to third parties.

Some leases (the Dallas and Davis offices, a warehouse, and a copy machine) include one or more options to renew, with renewal terms that can extend the lease term from one to six years. The exercise of lease renewal options is at the Company’s sole discretion. In January 2024, the Company exercised its option to renew the facility lease in American Falls, Idaho for one year through December 31, 2024. The lease renewal resulted in recognition of additional right-of-use asset and lease liability of $86,000 on the condensed consolidated balance sheet. The Company subsequently terminated the facility lease in American Falls, Idaho effective July 2024.

The Company’s lease agreements do not contain any material variable lease payments, material residual value guarantees or material restrictive covenants. Leases consisted of the following (in thousands):

Leases	Classification	September 30, 2024	December 31, 2023
Assets
Operating lease assets	Right of use asset	$306	$792
Total leased assets		$306	$792
Liabilities
Current - Operating	Operating lease liability- current	$346	$852
Noncurrent - Operating	Operating lease liability- noncurrent	—	155
Total leased liabilities		$346	$1,007

Lease Cost	Classification	Three Months Ended September 30, 2024	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023
Operating lease cost	SG&A and R&D Expenses	$172	$191	$678	$572
Short term lease cost	SG&A Expenses	3	3	10	10
Sublease income (1)	SG&A and R&D Expenses	(142)	(111)	(404)	(329)
Net lease cost		$33	$83	$284	$253

(1)
Sublease income is recorded as a reduction to lease expense.

Lease Term and Discount Rate	September 30, 2024	December 31, 2023
Weighted-average remaining lease term (years)	0.7	2.3
Weighted-average discount rate	6.5%	6.0%

Note 14. Leases

Operating Leases

As of December 31, 2023, the Company leases office space in Dallas, Texas, Davis and Sacramento, California, as well as additional buildings, land and equipment. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these short-term leases on a straight-line basis. The Company subleases the Davis office to third parties. In 2022, the Company terminated its lease for office space in Chesterfield, MO effective September 30, 2022. The original lease term was scheduled to expire in May 2024. As a result, the Company paid $47,000 in early termination fees. In addition, the Company subleased the facility in Chatsworth, CA to Radiance Beauty as part of the licensing agreement beginning November 1, 2022 for the remainder of the lease term. During 2022, the Company entered into an agreement to lease office space in Dallas, Texas. The new lease commenced in July 2022.

Some leases (the Dallas and Davis offices and a warehouse) include one or more options to renew, with renewal terms that can extend the lease term from one to six years. The exercise of lease renewal options is at the Company’s sole discretion.

The Company’s lease agreements do not contain any material variable lease payments, material residual value guarantees or material restrictive covenants. Leases consisted of the following (in thousands):

Leases	Classification	December 31, 2023	December 31, 2022
Assets
Operating lease assets	Right of use asset	$792	$1,848
Total leased assets		$792	$1,848
Liabilities
Current - Operating	Operating lease liability - current	$852	$1,010
Noncurrent - Operating	Operating lease liability - noncurrent	155	1,007
Total leased liabilities		$1,007	$2,017

Lease Cost	Classification	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Operating lease cost	SG&A and R&D Expenses	$763	$1,028
Short term lease cost	SG&A and R&D Expenses	13	6
Sublease income (1)	SG&A and R&D Expenses	(450)	(384)
Net lease cost		$326	$650

(1)
Sublease income is recorded as a reduction to lease expense.

Lease Term and Discount Rate	December 31, 2023	December 31, 2022
Weighted-average remaining lease term (years)	2.3	2.4
Weighted-average discount rate	6%	6%

The maturities of the operating lease liabilities as of December 31, 2023 are as follows (in thousands):

Years Ending December 31,	Amounts
2024	$886
2025	156
Total operating lease payments	$1,042
Less: imputed interest	35
Total current and noncurrent operating lease liabilities	$1,007